CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	LLC Membership Units	Pubco Shares (as converted)	Share Capital	Share Reserve	Accumulated Deficit	Shareholders' Equity	Non-controlling interests	Total
Balance at Dec. 31, 2016			$ 26,697	$ 0	$ (2,318)	$ 24,379	$ 4,562	$ 28,941
Balance (in shares) at Dec. 31, 2016	40,000	0
Issuance of Class C and D units for in-kind contributions			630			630		630
Issuance of Class C and D units for in-kind contributions (in shares)	6,000
Issuance of Class C profits interests (Note 12)			1,522			1,522		1,522
Issuance of Class C profits interests (Note 12) (in shares)	3,250
Interest expense settled with PIK Class A units (Note 10)			485	120		605		605
Interest expense settled with PIK Class A units (Note 10) (in shares)	100
Capital contributions, net							6,461	6,461
Net loss					(7,003)	(7,003)	(613)	(7,616)
Balance at Dec. 31, 2017			29,334	120	(9,321)	20,133	10,410	$ 30,543
Balance (in shares) at Dec. 31, 2017	49,350	0						0
Issuance of Class C and D units for in-kind contributions			105,514			105,514		$ 105,514
Issuance of Class C and D units for in-kind contributions (in shares)	17,018
Issuance of Class E units, net (Note 11)			116,124			116,124		116,124
Issuance of Class E units, net (Note 11) (in shares)	19,352
Equity-based compensation expense (Note 12)				55,706		55,706		55,706
Class C profits interests vested (Note 12)			690	(690)
Class C profits interests vested (Note 12) (in shares)	1,612
PIK units issued from reserve			120	(120)
PIK units issued from reserve (in shares)	25
Interest expense settled with PIK Class A units (Note 10)			1,591	321		1,912		1,912
Interest expense settled with PIK Class A units (Note 10) (in shares)	330
Conversion of notes to equity (Note 10)			161,838			161,838		161,838
Conversion of notes to equity (Note 10) (in shares)	6,473
Reclassification of warrants to equity (Note 10)				29,859		29,859		29,859
Issuance of Pubco shares in redemption of membership units (Note 11) (in shares)	(66,820)	66,820
RTO-related issuances, net (Note 11)			277,230			277,230		277,230
RTO-related issuances, net (Note 11) (in shares)		11,784
Formation of USCo2 and LLC NCI at RTO (Note 11)			(137,230)			(137,230)	137,230
Formation of USCo2 and LLC NCI at RTO (Note 11) (in shares)	(27,340)
Establishment of deferred tax liability due to RTO (Note 16)			(25,666)			(25,666)		(25,666)
Capital contributions, net							2,767	2,767
Increase in non-controlling interests from business acquisitions (Note 4)							7,241	7,241
Purchase of non-controlling interests (Note 11)					(20,271)	(20,271)	(13,832)	(34,103)
Other equity transactions (Note 5-7, 11)			358	4,066	(5)	4,419	(5,976)	(1,557)
Other equity transactions (Note 5-7, 11) (in shares)		28
Net loss					(205,664)	(205,664)	(14,021)	(219,685)
Balance at Dec. 31, 2018			$ 529,903	$ 89,262	$ (235,261)	$ 383,904	$ 123,819	$ 507,723
Balance (in shares) at Dec. 31, 2018	0	78,632						78,632